Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2014
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

(“Fund”)

Supplement dated March 23, 2015

to the Fund’s Class P* and Class SMA Prospectus

each dated July 31, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The following paragraph is added to the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

The Fund may also invest up to 10% of its assets in high-yield (high risk) debt instruments, commonly referred to as “junk bonds” rated at least B by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., Fitch Ratings, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Sub-Adviser assigns a security, at the time of purchase, with the lowest rating by the three rating services if the security is rated by more than one rating service.

2.	The following risks are added to the section entitled “Principal Risks” of the Fund’s Prospectuses:

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

*Patent Pending

Voya Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vspt_SupplementTextBlock

VOYA SEPARATE PORTFOLIOS TRUST

Voya Investment Grade Credit Fund

(“Fund”)

Supplement dated March 23, 2015

to the Fund’s Class P* and Class SMA Prospectus

each dated July 31, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Fund’s Prospectuses are hereby revised as follows:

1.	The following paragraph is added to the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

The Fund may also invest up to 10% of its assets in high-yield (high risk) debt instruments, commonly referred to as “junk bonds” rated at least B by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., Fitch Ratings, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Sub-Adviser assigns a security, at the time of purchase, with the lowest rating by the three rating services if the security is rated by more than one rating service.

2.	The following risks are added to the section entitled “Principal Risks” of the Fund’s Prospectuses:

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

*Patent Pending